Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Sep. 30, 2024
Class A Ordinary Shares
Ordinary Shares par value (in Dollars per share)	[1]	$ 0.00003	$ 0.00003
Ordinary shares, shares authorized	[1]	30,000,000,000	30,000,000,000
Ordinary shares, shares issued	[1]	16,673,031	1,410,001
Ordinary shares, shares outstanding	[1]	16,673,031	1,410,001
Class B Ordinary Shares
Ordinary Shares par value (in Dollars per share)		$ 0.00003	$ 0.00003
Ordinary shares, shares authorized		4,000,000,000	4,000,000,000
Ordinary shares, shares issued		848,203	848,203
Ordinary shares, shares outstanding		848,203	848,203

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).